Total
American Conservative Values ETF
FUND SUMMARY – American Conservative Values ETF
Investment Objective
The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Conservative Values ETF American Conservative Values ETF
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	Under the Investment Advisory Agreement, Ridgeline Research LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
American Conservative Values ETF | American Conservative Values ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended July 31, 2024, the Fund’s portfolio turnover rate was 12.98% of the average value of the portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies that meet its politically conservative criteria (i.e., “conservative values”). The equity securities in which the Fund invests will generally be those of companies with large market capitalizations.

Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index or S&P 500 Index (the “Large Cap Indexes”). The size of the companies in the Large Cap Indexes changes with market conditions and the composition of the Indexes. The Adviser generally defines large cap as greater than $4.0 Billion.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders' value by misallocating the company's resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, polling, as well as Fund Investor sourced research and opinion. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 200 to 500 companies with large market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 1000 and S&P 500. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Principal Risks
Performance History

The bar chart and table below provide some indication of the risks of investing in the American Conservative Values Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

Annual Total Returns (calendar years ended 12/31)

During the periods shown, the highest quarterly return was 11.72% (quarter ended 12/31/2021) and the lowest quarterly return was -15.25% (quarter ended 6/30/2022).

The year to date return as of September 30, 2024 was 20.14%.

Average Annual Returns for Periods Ended December 31, 2023
Average Annual Total Returns - American Conservative Values ETF	1 Year	Since Inception [1]	Inception Date
American Conservative Values ETF	23.84%	14.85%	Oct. 28, 2020
American Conservative Values ETF | After Taxes on Distributions	23.58%	14.62%	Oct. 28, 2020
American Conservative Values ETF | After Taxes on Distributions and Sales	14.27%	11.67%	Oct. 28, 2020
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	14.41%	Oct. 28, 2020
[1]	The Fund commenced operations on October 28, 2020.

American Conservative Values ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
American Conservative Values ETF | ETF Structure Risks [Member]
ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values ETF | Not Individually Redeemable [Member]

●         Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

American Conservative Values ETF | Trading Issues [Member]

●         Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values ETF | Market Price Variance Risk [Member]

●         Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]

●         Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values ETF | Active Management Risk [Member]

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values ETF | Research Process and Opinion Risk [Member]

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and doesn’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values ETF | Market Risk [Member]

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values ETF | Large Capitalization Securities Risk [Member]

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

American Conservative Values ETF | Equity Market Risk [Member]

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values ETF | Non-Financial Risk [Member]

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values ETF | Cyber Security Risk [Member]

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Fund's other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

American Conservative Values ETF | Operational Risk [Member]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values Small-Cap ETF
FUND SUMMARY – American Conservative Values Small-Cap ETF
Investment Objective
The American Conservative Values Small-Cap ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association or over-the-counter trading system where shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Conservative Values Small-Cap ETF American Conservative Values Small-Cap ETF
Management Fee	0.75%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	Under the Investment Advisory Agreement, Ridgeline Research LLC (the “Adviser”) at its own expense and without reimbursement from the Trust, pays all of the expenses of the Fund, excluding the advisory fees, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
American Conservative Values Small-Cap ETF | American Conservative Values Small-Cap ETF | USD ($)	77	240

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of any in kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not have any portfolio information available.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies with small market capitalizations that meet its politically conservative criteria (i.e., “conservative values”).

Small capitalization companies are those companies with market capitalizations similar to companies in the Russell 2000 Index and S&P 600 Index (the “Small Cap Indexes”). The size of the companies in the Small Cap Indexes changes with market conditions and the composition of the Small Cap Indexes.  The Adviser generally defines small cap as less than $4.0 Billion and greater than $500 million.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders' value by misallocating the company's resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, polling, as well as Fund Investor sourced research and opinion. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 400 to 600 companies with small market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 2000 and S&P 600 indices. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Principal Risks
Performance History

The Fund has not commenced operations. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

American Conservative Values Small-Cap ETF | Risk Lose Money [Member]
As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
American Conservative Values Small-Cap ETF | Risk Not Insured [Member]
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
American Conservative Values Small-Cap ETF | ETF Structure Risks [Member]
ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
American Conservative Values Small-Cap ETF | Not Individually Redeemable [Member]

●         Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

American Conservative Values Small-Cap ETF | Trading Issues [Member]

●         Trading Issues. Although it is expected that Shares will remain listed for trading on NYSE Arca, Inc. (the “Exchange”), trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of Shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the underlying value of those Shares.

American Conservative Values Small-Cap ETF | Market Price Variance Risk [Member]

●         Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

American Conservative Values Small-Cap ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk [Member]

●         Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

American Conservative Values Small-Cap ETF | Costs of Buying or Selling Shares: Shares of the Fund [Member]

●         Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling Shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares of the Fund may significantly reduce investment results and an investment in Shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

American Conservative Values Small-Cap ETF | Active Management Risk [Member]

Active Management Risk. The Adviser’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Adviser’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy and risk management will produce the desired results.

American Conservative Values Small-Cap ETF | Market Risk [Member]

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

American Conservative Values Small-Cap ETF | Equity Market Risk [Member]

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

American Conservative Values Small-Cap ETF | Non-Financial Risk [Member]

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

American Conservative Values Small-Cap ETF | Cyber Security Risk [Member]

Cyber Security Risk. Failures or breaches of the electronic systems of the Adviser and the Fund's other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

American Conservative Values Small-Cap ETF | Operational Risk [Member]

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

American Conservative Values Small-Cap ETF | Research and Opinion Risk [Member]

Research Process and Opinion Risk. Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which are negatively screened out of the portfolio. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature. The selection process is manual and dosen’t cover every large-cap stock, it is generally a response to ongoing individual company actions. The adviser’s judgments about a company’s values are essentially an informed opinion which may prove to be incorrect and there is no guarantee that the Adviser’s negatives screening will produce the desired results.

American Conservative Values Small-Cap ETF | Portfolio Turnover Risk [Member]

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

American Conservative Values Small-Cap ETF | Small Capitalization Stock Risk [Member]

Small Capitalization Stock Risk. The value of a small capitalization company stocks or ETFs that invests in stocks of small capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.